Securities, 424I - Securities, 424I: 1	12 Months Ended
Jun. 30, 2024 USD ($)
Securities, 424I Table
Fee Previously Paid	false
Security Class Title	Common Stock, par value $0.00001 per share
Fee Rate	0.00015%
Amount of Registration Fee	$ 64,685